Average Annual Total Returns	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark One Year		Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Conservative Allocation Fund Class A One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class C One Year	Prospectus #1 Calvert Conservative Allocation Fund Class C Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class C Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class I One Year	Prospectus #1 Calvert Conservative Allocation Fund Class I Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class I Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class I Inception Date	Prospectus #1 Calvert Conservative Allocation Fund Class R6 One Year	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Inception Date	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index One Year	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index Five Years	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark One Year		Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Moderate Allocation Fund Class A One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class C One Year	Prospectus #1 Calvert Moderate Allocation Fund Class C Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class C Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class I One Year	Prospectus #1 Calvert Moderate Allocation Fund Class I Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class I Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class I Inception Date	Prospectus #1 Calvert Moderate Allocation Fund Class R6 One Year	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Inception Date	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index One Year	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index Five Years	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index Ten Years	Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark One Year		Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Growth Allocation Fund Class A One Year	Prospectus #1 Calvert Growth Allocation Fund Class A Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class C One Year	Prospectus #1 Calvert Growth Allocation Fund Class C Five Years	Prospectus #1 Calvert Growth Allocation Fund Class C Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class I One Year	Prospectus #1 Calvert Growth Allocation Fund Class I Five Years	Prospectus #1 Calvert Growth Allocation Fund Class I Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class I Inception Date	Prospectus #1 Calvert Growth Allocation Fund Class R6 One Year	Prospectus #1 Calvert Growth Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 Inception Date	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #2 Calvert Balanced Fund Russell 1000® Index One Year	Prospectus #2 Calvert Balanced Fund Russell 1000® Index Five Years	Prospectus #2 Calvert Balanced Fund Russell 1000® Index Ten Years	Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark One Year		Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark Five Years		Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark Ten Years		Prospectus #2 Calvert Balanced Fund Class A One Year	Prospectus #2 Calvert Balanced Fund Class A Five Years	Prospectus #2 Calvert Balanced Fund Class A Ten Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Balanced Fund Class C One Year	Prospectus #2 Calvert Balanced Fund Class C Five Years	Prospectus #2 Calvert Balanced Fund Class C Ten Years	Prospectus #2 Calvert Balanced Fund Class I One Year	Prospectus #2 Calvert Balanced Fund Class I Five Years	Prospectus #2 Calvert Balanced Fund Class I Ten Years	Prospectus #2 Calvert Balanced Fund Class R6 One Year	Prospectus #2 Calvert Balanced Fund Class R6 Five Years	Prospectus #2 Calvert Balanced Fund Class R6 Ten Years	Prospectus #2 Calvert Balanced Fund Class R6 Inception Date	Prospectus #2 Calvert Equity Fund S&P 500® Index One Year	Prospectus #2 Calvert Equity Fund S&P 500® Index Five Years	Prospectus #2 Calvert Equity Fund S&P 500® Index Ten Years	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index One Year	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index Five Years	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index Ten Years	Prospectus #2 Calvert Equity Fund Class A One Year	Prospectus #2 Calvert Equity Fund Class A Five Years	Prospectus #2 Calvert Equity Fund Class A Ten Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Equity Fund Class C One Year	Prospectus #2 Calvert Equity Fund Class C Five Years	Prospectus #2 Calvert Equity Fund Class C Ten Years	Prospectus #2 Calvert Equity Fund Class I One Year	Prospectus #2 Calvert Equity Fund Class I Five Years	Prospectus #2 Calvert Equity Fund Class I Ten Years	Prospectus #2 Calvert Equity Fund Class R6 One Year	Prospectus #2 Calvert Equity Fund Class R6 Five Years	Prospectus #2 Calvert Equity Fund Class R6 Ten Years	Prospectus #2 Calvert Equity Fund Class R6 Inception Date	Prospectus #2 Calvert Focused Value Fund Russell 3000® Index One Year	Prospectus #2 Calvert Focused Value Fund Russell 3000® Index Life of Fund	Prospectus #2 Calvert Focused Value Fund Russell 1000® Value Index One Year	Prospectus #2 Calvert Focused Value Fund Russell 1000® Value Index Life of Fund	Prospectus #2 Calvert Focused Value Fund Class A One Year	Prospectus #2 Calvert Focused Value Fund Class A Life of Fund	Prospectus #2 Calvert Focused Value Fund Class A Inception Date	Prospectus #2 Calvert Focused Value Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Focused Value Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Calvert Focused Value Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Focused Value Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Calvert Focused Value Fund Class C One Year	Prospectus #2 Calvert Focused Value Fund Class C Life of Fund	Prospectus #2 Calvert Focused Value Fund Class C Inception Date	Prospectus #2 Calvert Focused Value Fund Class I One Year	Prospectus #2 Calvert Focused Value Fund Class I Life of Fund	Prospectus #2 Calvert Focused Value Fund Class I Inception Date	Prospectus #2 Calvert Focused Value Fund Class R6 One Year	Prospectus #2 Calvert Focused Value Fund Class R6 Life of Fund	Prospectus #2 Calvert Focused Value Fund Class R6 Inception Date	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Universal Index One Year	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Universal Index Five Years	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Universal Index Ten Years	Prospectus #3 Calvert Bond Fund Class A One Year	Prospectus #3 Calvert Bond Fund Class A Five Years	Prospectus #3 Calvert Bond Fund Class A Ten Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Calvert Bond Fund Class C One Year	Prospectus #3 Calvert Bond Fund Class C Five Years	Prospectus #3 Calvert Bond Fund Class C Ten Years	Prospectus #3 Calvert Bond Fund Class I One Year	Prospectus #3 Calvert Bond Fund Class I Five Years	Prospectus #3 Calvert Bond Fund Class I Ten Years	Prospectus #3 Calvert Bond Fund Class R6 One Year	Prospectus #3 Calvert Bond Fund Class R6 Five Years	Prospectus #3 Calvert Bond Fund Class R6 Ten Years	Prospectus #3 Calvert Bond Fund Class R6 Inception Date
Total	1.25%	(0.33%)	1.35%	7.00%	[1]	3.81%	[1]	4.66%	[1]	0.80%	2.59%	3.94%	(0.48%)	1.42%	2.67%	0.55%	1.62%	2.66%	4.59%	2.93%	3.85%	6.66%	3.97%	4.76%	May 20, 2016	6.72%	4.01%	4.78%	Feb. 01, 2022	23.81%	13.85%	12.53%	11.86%	[2]	7.10%	[2]	7.27%	[2]	4.29%	4.96%	6.00%	3.29%	3.77%	4.58%	2.78%	3.61%	4.39%	8.23%	5.31%	5.94%	10.38%	6.37%	6.84%	May 20, 2016	10.44%	6.39%	6.85%	Feb. 01, 2022	23.81%	13.85%	12.53%	15.72%	[3]	9.58%	[3]	9.21%	[3]	6.68%	6.72%	7.70%	6.07%	5.89%	6.44%	4.40%	5.17%	5.89%	10.74%	7.07%	7.59%	12.82%	8.14%	8.53%	May 20, 2016	12.90%	8.16%	8.54%	Feb. 01, 2022	1.25%	(0.33%)	1.35%	24.51%	14.26%	12.86%	14.77%	[4]	8.53%	[4]	8.39%	[4]	12.74%	7.94%	7.49%	11.17%	7.00%	6.18%	8.28%	6.20%	5.67%	17.09%	8.28%	7.40%	19.28%	9.38%	8.38%	19.35%	9.43%	8.42%	Feb. 01, 2019	25.02%	14.51%	13.09%	33.36%	18.94%	16.76%	2.70%	9.84%	11.83%	0.80%	8.91%	10.10%	3.05%	7.80%	9.23%	6.68%	10.20%	11.75%	8.66%	11.30%	12.77%	8.74%	11.38%	12.82%	Oct. 03, 2017	23.81%	15.22%	14.37%	8.97%	6.13%	4.89%	Apr. 29, 2022	5.10%	4.42%	4.32%	3.74%	10.12%	6.19%	Apr. 29, 2022	12.28%	7.23%	Apr. 29, 2022	12.30%	7.23%	Apr. 29, 2022	1.25%	(0.33%)	1.35%	2.04%	0.06%	1.73%	(0.53%)	0.09%	1.62%	(2.34%)	(1.28%)	0.37%	(0.33%)	(0.46%)	0.72%	1.07%	(0.05%)	1.28%	3.02%	0.96%	2.24%	3.17%	1.03%	2.28%	Oct. 03, 2017

[1]	The Conservative Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 25% Russell 3000® Index, 10% MSCI All-Country World Ex US Investable Market Index, and 65% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[2]	The Moderate Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 45% Russell 3000® Index, 20% MSCI All-Country World Ex US Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[3]	The Growth Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 3000® Index, 30% MSCI All-Country World Ex US Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[4]	The Balanced Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index.